Inventory - Schedule of Inventory Current (Details) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Inventory Disclosure [Abstract]
Processed materials	$ 958,575	$ 986,674	$ 986,674
Total inventories	$ 958,575	$ 986,674	$ 986,674